Tracie Coop State Street 1 Lincoln Street Mail Stop SUM 0703 Boston, MA 02111 Tel +1 617 662 0717 TCoop@statestreet.com

June 13, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated May 31, 2018 to the prospectuses for the following funds:

iShares Edge MSCI Multifactor Consumer Discretionary ETF

iShares Edge MSCI Multifactor Consumer Staples ETF

iShares Edge MSCI Multifactor Energy ETF

iShares Edge MSCI Multifactor Financials ETF

iShares Edge MSCI Multifactor Global ETF

iShares Edge MSCI Multifactor Healthcare ETF

iShares Edge MSCI Multifactor Industrials ETF

iShares Edge MSCI Multifactor Intl ETF

iShares Edge MSCI Multifactor Intl Small-Cap ETF

iShares Edge MSCI Multifactor Materials ETF

iShares Edge MSCI Multifactor Technology ETF

iShares Edge MSCI Multifactor USA ETF

iShares Edge MSCI Multifactor USA Small-Cap ETF

iShares Edge MSCI Multifactor Utilities ETF

The purpose of this filing is to submit the 497 dated May 31, 2018 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Tracie Coop
Tracie Coop

cc: Benjamin Haskin, Esq.